Related parties' transactions and balances (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Disclosure of key management personnel remuneration
Below are the amounts recognized in the consolidated statements of profit or loss and other comprehensive income related to Company key personnel:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021
Share-based payment transactions	18,618	13,119	8,875
Short-term benefits	13,959	12,990	11,626

Total compensation paid to key personnel	32,577	26,109	20,501